Other Income - Summary of Other Income (Detail) - EUR (€) € in Millions		6 Months Ended
		Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Share of result from associates and joint ventures		€ 48	€ 136
Result on disposal of group companies			1
Other		103	111
Other income	[1],[2]	€ 151	€ 248

[1]	Other income includes Result from associates and joint ventures, Net operating lease income, Net result on derecognition of financial assets at amortised cost, and Other.
[2]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.